Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
11.	LEASES

The Group has operating leases arrangements for their regional processing centers, frontline fulfillment stations, office space, vehicles and equipment.
A summary of supplemental information related to operating leases as of December 31, 2020 and 2021 is as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	1,503,222	2,245,571	352,379

Operating lease liabilities, current	594,787	969,494	152,135
Operating lease liabilities, non-current	871,685	1,244,096	195,226

Total operating lease liabilities	1,466,472	2,213,590	347,361

Weighted average remaining lease term	2.85 years	2.79 years	2.79 years

Weighted average discount rate	6.4%	6.8%	6.8%

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive loss and supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Operating lease cost	165,733	475,064	953,325	149,597
Short-term lease cost	1,859	7,391	12,227	1,919
Variable lease cost	—	—	8,247	1,294

Total	167,592	482,455	973,799	152,810

Cash paid for operating leases	168,787	500,458	1,002,511	157,316

Right-of-use assets obtained in exchange for operating lease liabilities	499,615	1,489,367	1,671,666	262,321

A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2021 is as follows:

	As of December 31, 2021
	RMB	US$
	(in thousands)
2022	1,080,579	169,566
2023	711,673	111,677
2024	379,318	59,523
2025	188,455	29,573
2026	59,163	9,284
Thereafter	1,067	168

Total future lease payments	2,420,255	379,791

Less: imputed interest	(206,665)	(32,430)

Total operating lease liabilities	2,213,590	347,361

As of December 31, 2021, the Group entered into new operating leases primarily for regional processing centers and frontline fulfillment stations of
RMB27.8 million, which have not yet commenced. The related right of use assets and lease liabilities of RMB24.2 million and RMB22.5 million, respectively, will be recorded in the consolidated balance sheets upon commencement of the leases.